Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 182	$ 158
Less: income tax effect	12	29
Net share-based compensation cost	170	129
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	6	6
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	129	103
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 47	$ 49